Accounts receivable and contract assets - Schedule of components of contract assets (Details 5) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable and contract assets
(-) Expected credit losses	$ (10)	$ (136)	$ (247)
Contract assets, net	34,260	22,256
Due from Brazil based customers | US Dollars ("US$")
Accounts receivable and contract assets
Contract assets, gross	22,715	12,607
Due from United States based customers | Brazilian Real
Accounts receivable and contract assets
Contract assets, gross	8,343	6,966
Due from other markets | Other currencies
Accounts receivable and contract assets
Contract assets, gross	3,212	2,819
(-) Expected credit losses	$ (10)	$ (136)